Fair Values of Financial Instruments - Schedule of Estimated Fair Values of Recognized Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Securities available-for-sale	$ 112,146	$ 85,528
Securities held-to-maturity	13,950	20,118
Equity securities	92	83
Loans held for sale	622	108
Bank-owned life insurance	18,894	13,554
Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	328	281
Carrying Value [Member]
Financial assets
Cash and cash equivalents	102,017	45,564
Securities available-for-sale	112,146	85,528
Securities held-to-maturity	13,869	20,688
Equity securities	92	83
Restricted stock	4,614	4,614
Loans held for sale	622	108
Net loans	544,616	543,067
Bank-owned life insurance	18,894	13,554
Accrued interest receivable	1,641	1,581
Financial liabilities
Deposits	683,546	606,498
Short-term borrowings	38,889	37,415
Other borrowings	6,330	8,525
Accrued interest payable	127	88
Carrying Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	328	281
Fair Value [Member]
Financial assets
Cash and cash equivalents	102,017	45,564
Securities available-for-sale	112,146	85,528
Securities held-to-maturity	13,950	20,118
Equity securities	92	83
Loans held for sale	622	108
Net loans	542,981	543,076
Bank-owned life insurance	18,894	13,554
Accrued interest receivable	1,641	1,581
Financial liabilities
Deposits	683,425	604,441
Short-term borrowings	38,889	37,415
Other borrowings	6,273	8,251
Accrued interest payable	127	88
Fair Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	328	281
Fair Value [Member] | Level I [Member]
Financial assets
Cash and cash equivalents	102,017	45,564
Securities available-for-sale	999	996
Equity securities	46	37
Loans held for sale	622	108
Bank-owned life insurance	18,894	13,554
Accrued interest receivable	1,641	1,581
Financial liabilities
Deposits	555,985	490,007
Short-term borrowings	38,889	37,415
Accrued interest payable	127	88
Fair Value [Member] | Level II [Member]
Financial assets
Securities available-for-sale	111,147	84,532
Securities held-to-maturity	13,950	20,118
Fair Value [Member] | Level III [Member]
Financial assets
Equity securities	46	46
Net loans	542,981	543,076
Financial liabilities
Deposits	127,440	114,434
Other borrowings	6,273	8,251
Fair Value [Member] | Level III [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	$ 328	$ 281